Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Going Concern [Abstract]
Going Concern
2.	Going Concern

These unaudited condensed consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders and the ability of the Company to obtain necessary equity financing to continue operations, and ultimately the attainment of profitable operations.

As of September 30, 2025, and December 31, 2024, the Company had a net working capital of $4,310,939 and $4,251,867, respectively, and has an accumulated deficit of $18,034,757 and $13,269,627, respectively. Furthermore, for the nine months ended September 30, 2025, and 2024, the Company incurred a net loss of $4,765,130 and $4,310,998, respectively and used $4,183,881 and $3,486,435, respectively of cash flows for operating activities. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These unaudited condensed consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The assessment of whether the going concern assumption is appropriate requires management to take into account all available information about the future, which is at least, but not limited to, twelve (12) months from the date the financial statements are issued. The Company is aware that material uncertainties related to events or conditions may cast substantial doubt upon the Company’s ability to continue as a going concern.

Management’s plans that alleviate substantial doubt about the Company’s ability to continue as a going concern include: (a) raising additional debt or equity financing and (b) the acquisition of cash flow generating assets or businesses. Although the Company has been successful in raising funds in the past, and expects to do so in the future, there are no guarantees that it will be able to raise funds as anticipated.

2.	Going Concern

These audited consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders and the ability of the Company to obtain necessary equity financing to continue operations, and ultimately the attainment of profitable operations.

As of December 31, 2024 and 2023, the Company had a net working capital of $4,251,867 and $3,622,091, respectively, and has an accumulated deficit of $13,269,627 and $7,023,890, respectively. Furthermore, for the years ended December 31, 2024 and 2023, the Company incurred a net loss of $6,245,737 and $4,301,517, respectively and used $5,486,980 and $4,556,811, respectively of cash flows for operating activities. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These audited consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The assessment of whether the going concern assumption is appropriate requires management to take into account all available information about the future, which is at least, but not limited to, 12 months from the date the financial statements are issued. The Company is aware that material uncertainties related to events or conditions may cast substantial doubt upon the Company’s ability to continue as a going concern.

Management’s plans that alleviate substantial doubt about the Company’s ability to continue as a going concern include the sale of the loss-making skincare business and raising additional equity financing. Although the Company has been successful in raising funds in the past, and expects to do so in the future, there are no guarantees that it will be able to raise funds as anticipated.